Average Annual Total Returns	12 Months Ended										60 Months Ended	79 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RANGER SMALL CAP FUND
Prospectus [Line Items]
Average Annual Return, Percent	6.32%
RANGER SMALL CAP FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Average Annual Return, Percent	6.32%	20.26%	(30.85%)	17.40%	32.87%	29.54%	(7.85%)	15.32%	19.51%	3.05%	6.64%		8.86%
RANGER SMALL CAP FUND | INSTITUTIONAL CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.32%										5.25%		7.03%
RANGER SMALL CAP FUND | INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.74%										5.07%		6.79%
RANGER SMALL CAP FUND | INSTITUTIONAL CLASS | Russell 2000 Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	15.15%										6.86%		8.09%
RANGER MICRO CAP FUND
Prospectus [Line Items]
Average Annual Return, Percent	11.86%
RANGER MICRO CAP FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Average Annual Return, Percent	11.86%	9.13%	(23.77%)	31.58%	44.44%	24.94%					12.08%	10.13%
RANGER MICRO CAP FUND | INSTITUTIONAL CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.72%										6.71%	6.05%
RANGER MICRO CAP FUND | INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.02%										8.27%	7.08%
RANGER MICRO CAP FUND | INSTITUTIONAL CLASS | Russell Microcap Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	21.91%										5.72%	3.31%